Right of Use Asset and Operating Lease Liability - Schedule of components of lease costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
Variable lease costs (CPI adjustments)	$ 281	$ 176
Operating lease costs:
Depreciation of lease assets	2,402	2,181
Interest on lease liabilities	392	511
Total lease costs	$ 3,075	$ 2,868